RISKS AND UNCERTAINTIES	12 Months Ended
Mar. 31, 2026
Risks And Uncertainties
RISKS AND UNCERTAINTIES

18. RISKS AND UNCERTAINTIES

Credit risk

The Group’s assets that are potentially subject to a significant concentration of credit risk primarily consist of bank balances and accounts receivable, net.

Bank balances

The Group believes that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where the Group is located. Cash balances in bank accounts in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount of approximately $102,041 (HK$800,000). Cash balances in bank accounts in Hong Kong are not otherwise insured by the Federal Deposit Insurance Corporation or other programs.

Accounts receivable, net

The Group is exposed to risk from accounts receivable, net. These assets are subject to credit evaluations. An allowance, where applicable, is made for estimated unrecoverable amounts that have been determined by reference to past default experience and the current economic environment.

Interest rate risk

The Group is exposed to cash flow interest rate risk through changes in interest rates related mainly to the Group’s bank borrowing and bank balances. The Group currently does not have any interest rate hedging policy in relation to fair value interest rate risk and cash flow interest rate risk. The directors monitor the Group’s exposures on an ongoing basis and will consider hedging the interest rate should the need arise. The interest rate risk arising from the bank borrowing and bank balances are insignificant.

Foreign currency risk

The majority of our cash flows, financial assets and liabilities are denominated in HK$, which is the functional currency of our operating subsidiary. We adopt a fix HK$ to US$ exchange rates and therefore we are not exposed to financial risk related to the fluctuation of foreign exchange rates and the degree of volatility of those rates.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

Typically, the Group ensures that it has sufficient cash on demand to meet expected operational expenses for a period of twelve months, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Market and geographic risk

The Group’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Group’s business, financial condition, and results of operations.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

18. RISKS AND UNCERTAINTIES (Cont.)

Concentrations of risk

Customers concentrations

The Group has a concentration of its revenue and accounts receivable with specific customers.

Details of the customers accounting for 10% or more of total revenue are as follows:

	For the year ended March 31, 2026		For the year ended March 31, 2025		For the year ended March 31, 2024
Customers	Amount $	%	Amount $	%	Amount $	%
TioStone Environmental Limited	2,244,485	51.37%	4,476,398	84.60%	1,980,405	71.45%
Tailor Recycled Aggregates (HK) Limited	488,800	11.19%	*	*	421,696	15.22%
B	468,958	10.73%	*	*	*	*

*	Less than 10% of total revenue

Details of the accounts receivable accounting for 10% or more of total gross accounts receivable are as follows:

	As of March 31, 2026		As of March 31, 2025
Customers	Amount $	%	Amount $	%
TioStone Environmental Limited	1,783,837	74.69%	2,715,482	95.09%
B	329,818	13.81%	*	*

*	Less than 10% of total gross accounts receivable

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

18. RISKS AND UNCERTAINTIES (Cont.)

Suppliers concentrations

The following table sets forth information as to each supplier that accounted for 10% or more of the Group’s purchase for the years ended March 31, 2026, 2025 and 2024.

	For the year ended March 31, 2026		For the year ended March 31, 2025		For the year ended March 31, 2024
Suppliers	Amount $	%	Amount $	%	Amount $	%
TioStone Environmental Limited	83,628	10.70%	514,170	44.13%	495,341	72.49%
B	151,085	19.33%	189,056	16.23%	-	-%
C	*	*	165,041	14.17%	113,347	16.59%
D	88,763	11.36%	138,867	11.92%	68,313	10.00%
E	82,604	10.57%	122,125	10.48%	-	-%
F	261,924	33.51%	*	*	-	-

*	Less than 10% of total purchase

Details of the accounts payable accounting for 10% or more of total accounts payable are as follows:

	As of March 31, 2026		As of March 31, 2025
Suppliers	Amount $	%	Amount $	%
TioStone Environmental Limited	*	*	56,791	42.48%
B	39,434	25.62%	45,415	33.97%
C	*	*	27,884	20.86%
D	23,211	15.08%	*	*
E	58,396	37.95%	*	*

*	Less than 10% of total accounts payable